UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09116

Embarcadero Funds, Inc.

(Exact name of registrant as specified in charter)

Three Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Jay Jacobs

Three Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 835-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports withthe Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

All-Cap Growth Fund

Small-Cap Growth Fund

Absolute Return Fund

Market Neutral Fund

 Alternative Strategies Fund

SEMI-ANNUAL REPORT

June 30, 2009

Embarcadero Funds
Sector Weightings
June 30, 2009 (Unaudited)

As of June 30, 2009, the Embarcadero Funds' portfolios were invested in the following sectors:

All-Cap Growth Fund

Common Stocks
Financials	12.94%
Consumer Discretionary	26.48%
Industrials	20.30%
Energy	1.45%
Materials	16.13%
Technology	17.84%
Short-Term Investments	4.86%
Total	100.00%

Small-Cap Growth Fund

Common Stocks
Financials	2.33%
Consumer Discretionary	37.87%
Industrials	12.14%
Materials	23.13%
Health Care	7.83%
Technology	11.81%
Short-Term Investments	4.89%
Total	100.00%

Absolute Return Fund

Short-Term Investments	100.00%
Total	100.00%

Market Neutral Fund

Short-Term Investments	100.00%
Total	100.00%

Alernative Strategies Fund

Mutual Funds	46.48%
Short-Term Investments	53.52%
Total	100.00%

	Embarcadero All-Cap Growth Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 92.62%

Consumer Discretionary - 25.77%
3,206	Amerisourcebergen Corp.	$ 56,874
412	Autozone, Inc. *	62,257
3,559	Boyd Gaming Corp. *	30,252
354	Burlington Northern Santa Fe Corp.	26,033
708	Chipotle Mexican Grill Class A *	56,640
577	Continental Airlines Class B *	5,112
2,716	Goodyear Tire & Rubber Co. *	30,582
1,274	Guess?, Inc.	32,844
1,030	Jack In The Box, Inc. *	23,124
933	Papa John's International, Inc. *	23,129
2,413	Penske Auto Group, Inc. *	40,152
6,700	Pinnacle Entertainment, Inc. *	62,243
907	Sears Holding Corp. *	60,334
2,105	Target Corp.	83,084
515	Union Pacific Corp.	26,811
1,287	URS Corp. *	63,732
		683,203
Energy - 1.41%
3,802	Acergy, Inc. *	37,412

Financials - 12.60%
6,211	Fortress Investment Group, LLC. *	21,242
521	Goldman Sachs Group, Inc.	76,816
4,119	JP Morgan Chase & Co	140,499
3,347	Morgan Stanley	95,423
		333,980
Industrial Goods - 19.77%
1,551	Fluor Corp.	79,551
2,388	Granite Construction, Inc.	79,473
8,553	McDermott International, Inc. *	173,711
5,413	Meritage Homes Corp.	102,089
5,252	Toll Brothers, Inc.	89,126
		523,950
Materials - 15.70%
2,903	AK Steel Holding Corp.	55,709
1,957	Contango Oil & Gas	83,153
18,169	International Coal Group, Inc. *	51,963
1,242	Kinder Morgan Energy Partners LP	63,491
1,165	Mosaic Co.	51,610
8,006	National Coal Corp. *	9,527
663	Potash Corp. of Saskatchewan, Inc. *	61,692
4,200	QuickSilver Resources, Inc. *	39,018
		416,163
Technology - 17.37%
1,969	Adobe Systems, Inc. *	55,723
405	Apple, Inc. *	57,684
1,551	Broadcom Corp. *	38,449
4,512	Ciena Corp. *	46,699
3,070	Corning, Inc.	49,304
676	International Business Machines Corp.	70,588
2,162	Qualcomm, Inc.	97,723
4,692	Taiwan Semiconductor Manufacturing Co. Ltd. *	44,152
		460,322

TOTAL FOR COMMON STOCKS (Cost $2,282,821) - 92.62%		$ 2,455,030

SHORT TERM INVESTMENTS - 4.73%
125,437	Fidelity Institutional Money Market Fund 0.50% ** (Cost $125,437)	125,437

TOTAL FOR SHORT TERM INVESTMENTS (Cost $125,437) - 4.73%		$ 125,437

TOTAL INVESTMENTS (Cost $2,408,258) - 97.35%		$ 2,580,467

OTHER ASSETS LESS LIABILITIES - 2.65%		70,364

NET ASSETS - 100.00%		$ 2,650,831

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.
The accompanying notes are an integral part of these financial statements.

	Embarcadero Small-Cap Growth Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 93.49%

Consumer Discretionary - 37.23%
4,778	Allegiant Travel Company *	$ 189,400
13,302	Cabela's, Inc. *	163,615
25,542	Carrols Restaurant Group, Inc. *	170,110
6,536	Central European Distribution Corp. *	173,662
25,865	Domino's Pizza *	193,729
7,852	Group One Automotive, Inc. *	204,309
34,895	Hill International, Inc. *	150,049
15,288	Jack In The Box, Inc. *	343,216
34,895	Limelight Networks, Inc. *	153,538
178,171	Liveperson, Inc. *	712,684
20,323	Melco Crown Entertainment ADR *	91,454
27,182	O'Charleys, Inc. *	251,434
5,335	Papa John's International, Inc. *	132,255
16,258	Penske Auto Group, Inc. *	270,533
35,311	Pinnacle Entertainment, Inc. *	328,039
		3,528,024
Financials - 2.29%
3,002	Greenhill & Co., Inc.	216,774

Healthcare - 7.69%
87,756	Mannkind Corp. *	729,252

Industrial Goods - 11.93%
7,367	Granite Construction, Inc.	245,174
12,863	KB Home	175,966
9,168	M/I Homes, Inc. *	89,755
11,963	Meritage Homes Corp.	225,622
10,277	Reliance Steel & Aluminum Co.	394,534
		1,131,051
Materials - 22.74%
9,030	Contango Oil & Gas *	383,685
27,043	Horsehead Holding Corp. *	201,470
73,878	International Coal Group, Inc. *	211,291
11,986	Intrepid Potash, Inc. *	336,567
66,419	National Coal Corp. *	79,039
21,293	Olympic Steel, Inc.	521,040
16,097	QuickSilver Resources, Inc. *	149,541
2,702	Terra Nitrogen Company LP	272,308
		2,154,940
Technology - 11.61%
24,133	Ciena Corp.	249,777
8,522	Riverbed Technology, Inc. *	197,625
18,498	Skyworks Solutions, Inc. *	181,095
10,854	Tekelec *	182,673
34,087	Transact Technologies, Inc. *	169,753
10,947	Zoran Corporation *	119,322
		1,100,246

TOTAL FOR COMMON STOCKS (Cost $8,028,882) - 93.49%		$ 8,860,287

SHORT TERM INVESTMENTS - 4.80%
455,249	Fidelity Institutional Money Market Fund 0.50% ** (Cost $455,249)	455,249

TOTAL FOR SHORT TERM INVESTMENTS (Cost $455,249) - 4.80%		$ 455,249

TOTAL INVESTMENTS (Cost $8,484,131) - 98.29%		$ 9,315,536

OTHER ASSETS LESS LIABILITIES - 1.71%		161,845

NET ASSETS - 100.00%		$ 9,477,381

* Non-income producing securities during the period.
ADR American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.
The accompanying notes are an integral part of these financial statements.

	Embarcadero Absolute Return Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

	SHORT TERM INVESTMENTS - 99.25%
1,972,786	Fidelity Institutional Money Market Fund 0.50% ** (Cost $1,972,786)	1,972,786

	TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,972,786) - 99.25%	$ 1,972,786

	TOTAL INVESTMENTS (Cost $1,972,786) - 99.25%	$ 1,972,786

	OTHER ASSETS LESS LIABILITIES - 0.75%	15,002

	NET ASSETS - 100.00%	$ 1,987,788

	** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.
	The accompanying notes are an integral part of these financial statements.

	Embarcadero Market Neutral Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

	SHORT TERM INVESTMENTS - 99.21%
1,616,585	Fidelity Institutional Money Market Fund 0.50% ** (Cost $1,616,585)	1,616,585

	TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,616,585) - 99.21%	$ 1,616,585

	TOTAL INVESTMENTS (Cost $1,616,585) - 99.21%	$ 1,616,585

	OTHER ASSETS LESS LIABILITIES - 0.79%	12,899

	NET ASSETS - 100.00%	$ 1,629,484

	** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.
	The accompanying notes are an integral part of these financial statements.

	Embarcadero Alternative Strategies Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

Mutual Funds - 53.28%
5,190	Diamond Hill Long Short Fund Class A *	73,858
10,560	Gabelli ABC Fund - Advisor Share Class *	100,317
3,360	J.P. Morgan Market Neutral - A *	50,571
6,775	Merger Fund (THE) *	101,626
2,378	Nakoma Absolute Return Fund *	51,522
		377,894

TOTAL FOR MUTUAL FUNDS (Cost $375,000) - 53.28%		$ 377,894

SHORT TERM INVESTMENTS - 46.27%
328,176	Fidelity Institutional Money Market Fund 0.50% ** (Cost $328,176)	328,176

TOTAL FOR SHORT TERM INVESTMENTS (Cost $328,176) - 46.27%		$ 328,176

TOTAL INVESTMENTS (Cost $703,176) - 99.55%		$ 706,070

OTHER ASSETS LESS LIABILITIES - 0.45%		3,184

NET ASSETS - 100.00%		$ 709,254

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.
The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

			Absolute	Market	Alternative
	All-Cap	Small-Cap	Return	Neutral	Strategies
Assets:
Investments in Securities, at Value
(Cost $2,408,258, $8,484,131, $1,972,786, $1,616,585,	$ 2,580,467	$ 9,315,536	$ 1,972,786	$ 1,616,585	$ 706,070
$703,176, respectively)
Cash	-	10,000	-	-	-
Receivables:
Dividends and Interest	975	1,071	924	753	147
Securities Sold	-	87,309	-	-	-
Prepaid Expenses	92,411	316,951	25,739	22,793	11,189
Total Assets	2,673,853	9,730,867	1,999,449	1,640,131	717,406
Liabilities:
Payables:
Accrued Management Fees	2,601	9,909	2,736	1,442	589
Other Accrued Expenses	20,421	57,780	8,925	9,205	7,563
Securities Purchased	-	185,797	-	-	-
Total Liabilities	23,022	253,486	11,661	10,647	8,152
Net Assets	$ 2,650,831	$ 9,477,381	$ 1,987,788	$ 1,629,484	$ 709,254

Net Assets Consist of:
Paid In Capital	$ 56,196,159	$ 538,817,877	$ 441,132,236	$ 371,224,379	$ 190,344,116
Accumulated Undistributed Net Investment Loss	(123,948)	(357,256)	(94,534)	(81,984)	(46,796)
Accumulated Realized Loss on Investments	(53,593,589)	(529,814,644)	(439,049,914)	(369,512,911)	(189,590,960)
Unrealized Appreciation in Value of Investments	172,209	831,404	-	-	2,894
Net Assets	$ 2,650,831	$ 9,477,381	$ 1,987,788	$ 1,629,484	$ 709,254
Capital Stock, $0.0001 Par Value
Authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Issued and Outstanding	710,284	5,201,645	666,068	364,036	265,833

Net Asset Value and Offering Price Per Share	$ 3.73	$ 1.82	$ 2.98	$ 4.48	$ 2.67

Short-term Redemption Price Per Share ($3.73 x 0.98), ($1.82 x
0.98), ($2.98 x 0.98), ($4.48 x 0.98%) and ($2.67 x 0.98%) *	$ 3.66	$ 1.78	$ 2.92	$ 4.39	$ 2.62

* The Funds will deduct a 2% redemption fee for redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statement of Operations
June 30, 2009 (Unaudited)

			Absolute	Market	Alternative
	All-Cap	Small-Cap	Return	Neutral	Strategies
Investment Income:
Dividends	$ 13,025	$ 31,998	$ -	$ -	$ -
Interest	308	722	3,667	3,097	906
Total Investment Income	13,333	32,720	3,667	3,097	906

Expenses:
Advisory Fees (Note 5)	14,192	52,513	2,736	1,442	1,637
Administrative Fees	24,248	26,173	14,078	14,078	13,853
Distribution Fees	3,085	10,503	1,260	1,019	743
Insurance Fees	34,654	124,114	9,273	8,244	4,393
Transfer Agent and Fund Accounting Fees	26,255	99,819	32,625	18,490	13,251
Registration Fees	9,631	13,035	-	-	-
Miscellaneous Fees	5,992	5,425	3,496	5,341	2,892
Legal Fees	5,825	36,724	15,805	20,492	5,704
Printing and Mailing Fees	4,800	854	11,499	6,282	984
Trustee Fees	2,997	6,856	1,966	1,837	1,520
Custody Fees	2,825	3,898	2,359	2,355	1,160
Audit Fees	2,681	15,445	1,263	3,720	999
Chief Compliance Officer Fees	1,500	1,500	1,500	1,500	1,500
Servicing Account Fees	435	1,511	341	282	114
Total Expenses	139,120	398,370	98,201	85,082	48,750
Fees Waived and Reimbursed by the Advisor (Note 5)	-	-	-	-	(1,048)
Net Expenses	139,120	398,370	98,201	85,082	47,702

Net Investment Loss	(125,787)	(365,650)	(94,534)	(81,985)	(46,796)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(399,326)	(2,095,675)	317,618	147,902	52,229
Net Change in Unrealized Appreciation on Investments	454,013	2,355,640	-	-	2,894
Net Realized and Unrealized Gain (Loss) on Investments	54,687	259,965	317,618	147,902	55,123

Net Decrease in Net Assets Resulting from Operations	$ (71,100)	$ (105,685)	$ 223,084	$ 65,917	$ 8,327

The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statements of Changes in Net Assets

	All-Cap Growth Fund		Small-Cap Growth Fund

	(Unaudited)		(Unaudited)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/2009	12/31/2008	6/30/2009	12/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (125,787)	$ (487,187)	$ (365,650)	$ (1,164,763)
Net Realized Loss on Investments	(399,326)	(3,560,440)	(2,095,675)	(7,078,233)
Net Change in Unrealized Appreciation/Depreciation on Investments	454,013	(1,272,891)	2,355,640	(4,430,042)
Net Decrease in Net Assets Resulting from Operations	(71,100)	(5,320,518)	(105,685)	(12,673,038)

Capital Share Transactions:
Proceeds from Sale of Shares	149,051	4,647,214	119,290	7,631,016
Cost of Shares Redeemed	(191,347)	(4,320,765)	(552,419)	(7,153,131)
Net Increase from Shareholder Activity	(42,296)	326,449	(433,129)	477,885

Net Assets:
Net Decrease in Net Assets	(113,396)	(4,994,069)	(538,814)	(12,195,153)
Beginning of Period	2,764,227	7,758,296	10,016,195	22,211,348
End of Period (Including Accumulated Undistributed Net Investment
Loss/Income of $(123,948) and $1,839; and $(357,256) and $8,394,
respectively)	$ 2,650,831	$ 2,764,227	$ 9,477,381	$ 10,016,195

Share Transactions:
Shares Sold	42,526	664,246	77,031	2,726,717
Shares Redeemed	(56,925)	(823,817)	(351,917)	(2,491,130)
Net Increase in Shares	(14,399)	(159,571)	(274,886)	235,587
Outstanding at Beginning of Period	724,683	884,254	5,476,531	5,240,944
Outstanding at End of Period	710,284	724,683	5,201,645	5,476,531

The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statements of Changes in Net Assets

	Absolute Return Fund		Market Neutral Fund

	(Unaudited)		(Unaudited)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/2009	12/31/2008	6/30/2009	12/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (94,534)	$ (43,095)	$ (81,985)	$ (38,326)
Net Realized Gain on Investments	317,618	12,049	147,902	12,203
Net Change in Unrealized Appreciation/Depreciation on Investments	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	223,084	(31,046)	65,917	(26,123)

Capital Share Transactions:
Proceeds from Sale of Shares	729,475	300,986	600,376	212,900
Cost of Shares Redeemed	(375,369)	(546,160)	(242,045)	(479,085)
Net Increase from Shareholder Activity	354,106	(245,174)	358,331	(266,185)

Net Assets:
Net Increase (Decrease) in Net Assets	577,190	(276,220)	424,248	(292,308)
Beginning of Period	1,410,598	1,686,818	1,205,236	1,497,544
End of Period (Including Accumulated Undistributed Net Investment
Loss of $(94,534) and $(81,985), respectively)	$ 1,987,788	$ 1,410,598	$ 1,629,484	$ 1,205,236

Share Transactions:
Shares Sold	280,686	109,377	142,318	48,059
Shares Redeemed	(133,362)	(198,362)	(53,954)	(108,281)
Net Increase in Shares	147,324	(88,985)	88,364	(60,222)
Outstanding at Beginning of Period	518,744	607,729	275,672	335,894
Outstanding at End of Period	666,068	518,744	364,036	275,672

The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statements of Changes in Net Assets

	Alternative Strategies Fund

	(Unaudited)
	Six Months	Year
	Ended	Ended
	6/30/2009	12/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (46,796)	$ (20,753)
Net Realized Gain on Investments	52,229	8,868
Net Change in Unrealized Appreciation/Depreciation on Investments	2,894	-
Net Increase (Decrease) in Net Assets Resulting from Operations	8,327	(11,885)

Capital Share Transactions:
Proceeds from Sale of Shares	84,217	127,737
Cost of Shares Redeemed	(35,158)	(265,540)
Net Increase from Shareholder Activity	49,059	(137,803)

Net Assets:
Net Increase (Decrease) in Net Assets	57,386	(149,688)
Beginning of Period	651,868	801,556
End of Period (Including Accumulated Undistributed Net Investment
Loss of $(46,796)	$ 709,254	$ 651,868

Share Transactions:
Shares Sold	32,839	47,663
Shares Redeemed	(13,508)	(98,950)
Net Increase in Shares	19,331	(51,287)
Outstanding at Beginning of Period	246,502	297,789
Outstanding at End of Period	265,833	246,502

The accompanying notes are an integral part of these financial statements.

Embarcadero All-Cap Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	6/30/2009		12/31/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004

Net Asset Value, at Beginning of Period	$ 3.81		$ 8.77		$ 9.64	$ 9.07	$ 10.36	$ 12.29

Income (Loss) From Investment Operations:
Net Investment Loss	(0.17)	*	(0.47)	*	(0.61)	(0.39)	(0.36)	(0.27)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.09		(4.49)		(0.26)	0.96	(0.93)	(1.66)
Total from Investment Operations	(0.08)		(4.96)		(0.87)	0.57	(1.29)	(1.93)

Proceeds from Redemption Fees **	-		-		-	-	-	-

Net Asset Value, at End of Period	$ 3.73		$ 3.81		$ 8.77	$ 9.64	$ 9.07	$ 10.36

Total Return ***	(2.10)%		(56.56)%		(9.03)%	6.29%	(12.37)%	(15.79)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,651		$ 2,764		$ 7,758	$ 12,112	$ 15,784	$ 28,286
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements and expenses paid indirectly
by brokers (1)	11.29%		7.92%		5.38%	3.81%	3.32%	2.16%
Net of waivers and reimbursements and expenses and before fees
paid indirectly by brokers (1)	11.29%		8.68%		5.90%	4.95%	4.46%	3.05%
Before waivers and reimbursements and expenses paid directly
by brokers	11.29%		9.37%		6.78%	5.31%	4.46%	3.05%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements and expenses paid indirectly
by brokers (1)	(10.21)%		(7.60)%		(5.33)%	(3.30)%	(3.12)%	(2.09)%
Before waivers and reimbursements and expenses paid directly
by brokers	(10.21)%		(9.04)%		(6.73)%	(4.81)%	(4.26)%	(2.98)%
Portfolio Turnover	45%		683%		249%	817%	440%	225%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

(1) For the six months ended June 30, 2009 and the years ended December 31, 2005 and December 31, 2004, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

Embarcadero Small-Cap Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	6/30/2009		12/31/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004

Net Asset Value, at Beginning of Period	$ 1.83		$ 4.24		$ 4.60	$ 4.15	$ 5.35	$ 6.36

Income (Loss) From Investment Operations:
Net Investment Loss	(0.07)	*	(0.23)	*	(0.25)	(0.18)	(0.18)	(0.12)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.06		(2.18)		(0.11)	0.63	(1.02)	(0.89)
Total from Investment Operations	(0.01)		(2.41)		(0.36)	0.45	(1.20)	(1.01)

Proceeds from Redemption Fees **	-		-		-	-	-	-

Net Asset Value, at End of Period	$ 1.82		$ 1.83		$ 4.24	$ 4.60	$ 4.15	$ 5.35

Total Return ***	(0.55)%		(56.84)%		(7.83)%	10.84%	(22.29)%	(16.04)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,477		$ 10,016		$ 22,211	$ 35,450	$ 40,038	$ 85,100
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements and expenses paid indirectly
by brokers (1)	9.50%		8.27%		4.76%	3.70%	3.53%	2.06%
Net of waivers and reimbursements and expenses and before fees
paid indirectly by brokers (1)	9.50%		8.89%		5.03%	4.44%	4.21%	2.84%
Before waivers and reimbursements and expenses paid directly
by brokers	9.50%		9.80%		5.88%	4.81%	4.21%	2.84%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements and expenses paid indirectly
by brokers (1)	(8.72)%		(7.86)%		(4.70)%	(3.46)%	(3.28)%	(1.96)%
Before waivers and reimbursements and expenses paid directly
by brokers	(8.72)%		(9.39)%		(5.82)%	(4.57)%	(3.96)%	(2.74)%
Portfolio Turnover	59%		560%		245%	778%	468%	223%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
(1) For the six months ended June 30, 2009 and the years ended December 31, 2005 and December 31, 2004, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

Embarcadero Absolute Return Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	6/30/2009		12/31/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004

Net Asset Value, at Beginning of Period	$ 2.72		$ 2.78		$ 2.72	$ 2.54	$ 2.89	$ 2.96

Income (Loss) From Investment Operations:
Net Investment Loss	(0.15)	*	(0.08)	*	(0.24)	(0.18)	(0.20)	(0.19)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.41		0.02		0.30	0.36	(0.15)	0.12
Total from Investment Operations	0.26		(0.06)		0.06	0.18	(0.35)	(0.07)

Proceeds from Redemption Fees **	-		-		-	-	-	-

Net Asset Value, at End of Period	$ 2.98		$ 2.72		$ 2.78	$ 2.72	$ 2.54	$ 2.89

Total Return ***	9.56%		(2.16)%		2.21%	7.09%	(12.11)%	(2.37)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,988		$ 1,411		$ 1,687	$ 2,131	$ 2,757	$ 4,517
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements (1)	11.67%		4.21%		12.47%	10.44%	8.70%	5.65%
Before waivers and reimbursements	11.67%		12.28%		12.47%	10.44%	8.70%	5.65%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements (1)	(11.23)%		(2.84)%		(8.09)%	(6.12)%	(6.33)%	(5.06)%
Before waivers and reimbursements	(11.23)%		(10.90)%		(8.09)%	(6.12)%	(6.33)%	(5.06)%
Portfolio Turnover	0%		0%		0%	0%	0%	0%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
(1) For the six months ended June 30, 2009 and the years ended December 31, 2007, 2006, 2005 and 2004, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

Embarcadero Market Neutral Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	6/30/2009		12/31/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004

Net Asset Value, at Beginning of Period	$ 4.37		$ 4.46		$ 4.64	$ 4.45	$ 4.93	$ 5.07

Income (Loss) From Investment Operations:
Net Investment Loss	(0.25)	*	(0.13)	*	(0.45)	(0.34)	(0.36)	(0.35)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.36		0.04		0.27	0.53	(0.12)	0.21
Total from Investment Operations	0.11		(0.09)		(0.18)	0.19	(0.48)	(0.14)

Proceeds from Redemption Fees **	-		-		-	-	-	-

Net Asset Value, at End of Period	$ 4.48		$ 4.37		$ 4.46	$ 4.64	$ 4.45	$ 4.93

Total Return ***	2.52%		(2.02)%		(3.88)%	4.27%	(9.74)%	(2.76)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,629		$ 1,205		$ 1,498	$ 1,959	$ 2,585	$ 4,099
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements (1)	11.90%		4.24%		13.28%	10.86%	9.03%	5.93%
Before waivers and reimbursements	11.90%		13.11%		13.28%	10.86%	9.03%	5.93%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements (1)	(11.47)%		(2.86)%		(8.89)%	(6.54)%	(6.64)%	(5.34)%
Before waivers and reimbursements	(11.47)%		(11.73)%		(8.89)%	(6.54)%	(6.64)%	(5.34)%
Portfolio Turnover	0%		0%		0%	0%	0%	0%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
(1) For the six months ended June 30, 2009 and the years ended December 31, 2007, 2006, 2005 and 2004, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

Embarcadero Alternative Strategies Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	6/30/2009		12/31/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004

Net Asset Value, at Beginning of Period	$ 2.64		$ 2.69		$ 2.97	$ 2.88	$ 3.19	$ 3.26

Income (Loss) From Investment Operations:
Net Investment Loss	(0.18)	*	(0.08)	*	(0.40)	(0.31)	(0.23)	(0.20)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.21		0.03		0.12	0.40	(0.08)	0.13
Total from Investment Operations	0.03		(0.05)		(0.28)	0.09	(0.31)	(0.07)

Proceeds from Redemption Fees **	-		-		-	-	-	-

Net Asset Value, at End of Period	$ 2.67		$ 2.64		$ 2.69	$ 2.97	$ 2.88	$ 3.19

Total Return ***	1.14%		(1.86)%		(9.43)%	3.13%	(9.43)%	(2.45)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 709		$ 652		$ 802	$ 1,125	$ 1,838	$ 2,973
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements (1)	14.56%		4.25%		17.02%	12.41%	8.76%	5.76%
Before waivers and reimbursements	14.88%		17.18%		17.02%	12.41%	8.76%	5.76%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements (1)	(14.29)%		(2.89)%		(12.59)%	(8.11)%	(6.34)%	(5.13)%
Before waivers and reimbursements	(14.29)%		(15.82)%		(12.59)%	(8.11)%	(6.34)%	(5.13)%
Portfolio Turnover	0%		0%		0%	0%	0%	0%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
(1) For the six months ended June 30, 2009 and the years ended December 31, 2007, 2006, 2005 and 2004, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

EMBARCADERO FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

Embarcadero Funds, Inc. (the "Company") (formerly known as the Van Wagoner Funds, Inc.) was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The All-Cap Growth Fund (formerly known as the Small-Cap Growth Fund), the Small-Cap Growth Fund (formerly known as the Emerging Growth Fund), the Alternative Strategies Fund (formerly known as the Mid-Cap Growth Fund), the Absolute Return Fund (formerly known as the Post-Venture Fund), and the Market Neutral Fund (formerly know as the Technology Fund) (“the Funds”) are separate diversified investment portfolios of Embarcadero Funds, Inc.

The All-Cap Growth Fund invests primarily in common stocks. The subadviser uses an unleveraged U.S. equity long-only strategy that utilizes a time-tested approach to building portfolios (typically 30-50 holdings). The Fund invests in companies of all sizes.

The Small-Cap Growth Fund invests primarily in common stocks of growth companies that, at the time of purchase, have market capitalizations between the smallest and largest companies in the Russell 2000 Growth Index. The Fund may continue to hold securities of companies whose market capitalizations fall outside this range as a result of market action after a security's purchase. The Fund invests in securities of companies that have the potential for above average long-term growth.

The Alternative Strategies Fund seeks to preserve and grow capital by producing long-term capital appreciation with reduced volatility and low correlation to traditional equity and bond markets. The Fund is a "fund of funds" and will invest in multiple mutual funds and strategies that have one or more of the following characteristics: strong absolute and relative performance, reasonable risk-adjusted returns and consistent management styles.

The Absolute Return Fund was, until recently, in the process of liquidation and thus has invested all of its assets in money market funds or instruments. It will not be able to achieve its investment objective to the extent it invests in money market funds or instruments, since these securities earn interest but do not appreciate in value.

The Market Neutral Fund was, until recently, in the process of liquidation and thus has invested all of its assets in money market funds or instruments. It will not be able to achieve its investment objective to the extent it invests in money market funds or instruments, since these securities earn interest but do not appreciate in value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). Such policies are consistently followed by the Funds in preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS No. 161"). SFAS No. 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" (the "FSP") was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities," to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of SFAS No. 161, whereby disclosures are required for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is continuing to evaluate the impact, if any, that adoption of SFAS No. 161 may have on the financial statements.

(A) INVESTMENT VALUATION - Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Van Wagoner Capital Management, Inc. (“The Adviser”) (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

(B) PORTFOLIO VALUATION - ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a three-tier hierarchy for measuring fair value and requires disclosures about these valuation measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the input used to value the Fund’s securities as of June 30, 2009;

All-Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 125,437	$ -	$ -	$ 125,437
Consumer Discretionary	683,203	-	-	683,203
Energy	37,412	-	-	37,412
Financials	333,980	-	-	333,980
Industrial Goods	523,950	-	-	523,950
Materials	416,163	-	-	416,163
Technology	460,322	-	-	460,322
Total Equity	2,580,467	-	-	2,580,467

Small-Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 455,249	$ -	$ -	$ 455,249
Consumer Discretionary	3,528,024	-	-	3,528,024
Healthcare	729,252	-	-	729,252
Financials	216,774	-	-	216,774
Industrial Goods	1,131,051	-	-	1,131,051
Materials	2,154,940	-	-	2,154,940
Technology	1,100,246	-	-	1,100,246
Total Equity	9,315,536	-	-	9,315,536

Absolute Return Fund
Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 1,972,786	$ -	$ -	$ 1,972,786
Total Equity	1,972,786	-	-	1,972,786

Market Neutral Fund
Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 1,616,585	$ -	$ -	$ 1,616,585
Total Equity	1,616,585	-	-	1,616,585

Alternative Strategies Fund
Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 328,176	$ -	$ -	$ 328,176
Other	377,894			377,894
Total Equity	706,070	-	-	706,070

(C) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

(D) OPTION CONTRACTS - The Funds may purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. When option contracts expire or are closed, realized gains or losses on the options contracts are recognized on the options contracts without regard to any unrealized gains or losses on the underlying securities.

The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received increases the proceeds of the sale of the security, and the Fund realizes a gain or loss from the sale of the underlying security.

(E) DISTRIBUTIONS TO SHAREHOLDERS AND RECLASSIFICATION OF CAPITAL ACCOUNTS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

No distributions were made in the six months ended June 30, 2009 and fiscal years ended December 31, 2008, 2007 and 2006 for all Funds. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP, and of expirations of capital loss carryforwards.

For the six months ended June 30, 2009, no reclassifications were recorded. As of 12/31/08, the following reclassifications were recorded:

Fund	Increase/(Decrease) Accumulated Net Income	Increase/(Decrease) Accumulated Net Realized Gains	Increase/(Decrease) Paid-In-Capital
All-Cap Growth	$ 489,026	$ 31,903	$ (520,929)
Small-Cap Growth	1,173,156	(1,440,237)	267,081
Absolute Return	43,095	102,498,676	(102,541,771)
Market Neutral	38,326	47,742,663	(47,780,989)
Alternative Strategies	20,753	24,306,727	(24,327,480)

(F)   FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2005-2008, or expected to be taken in the Fund’s 2009 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(G)  OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. TAX COMPONENTS OF CAPITAL

The cost of securities on a federal tax cost basis at June 30, 2009, for the All-Cap Growth, Small-Cap Growth, Absolute Return, Market Neutral, and Alternative

Strategies Funds, was $2,408,258, $8,484,131, $1,972,786, $1,616,585, and $703,176 respectively.

At June 30, 2009, gross unrealized appreciation and depreciation on investments on a federal income tax basis were as follows:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation on Investments
All-Cap Growth	$ 346,802	$ (174,593)	$ 172,209
Small-Cap Growth	1,629,691	(798,287)	831,404
Absolute Return	--	--	--
Market Neutral	--	--	--
Alternative Strategies	4,036	(1,142)	2,894

4. INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

Van Wagoner Capital Management, Inc. (“the Adviser”) serves as investment adviser for the All-Cap Growth Fund, Small-Cap Growth Fund and Alternative Strategies

Fund. For the All-Cap Growth Fund and Small-Cap Growth Fund, the Adviser is responsible for overseeing these Funds' subadviser, Husic Capital Management, recommending the selection of subadvisers to the Board of Directors, evaluating the performance of the subadviser, monitoring changes at the subadviser's organization, overseeing the operational aspects of the Funds and coordinating with the subadviser with respect to diversification and other compliance responsibilities. The subadviser is responsible for implementing these Funds' strategies, selecting individual securities and selecting brokers and dealers to execute transactions for these Funds. The Adviser supervises and manages the Alternative Strategies Fund, overseeing administration and making day-to-day investment decisions for this Fund, subject to policies set by the Board of Directors. Under the terms of an Investment Advisory Agreement approved by shareholders in September 2008, the All-Cap Growth Fund pays the Adviser an annual management fee of 1.15% of average daily net assets and the Small-Cap Growth Fund pays the Adviser an annual management fee of 1.25% of average daily net assets. Out of these fees, the Adviser is responsible for paying the subadviser. Under the terms of an Investment Advisory Agreement approved by shareholders in October 2008, the Alternative Strategies Fund pays the Adviser an annual management fee of 0.50% of average daily net assets. During the six months ended June 30, 2009 the Advisor earned $14,192, $52,513, $2,736, $1,442 and $1,637 from the All-Cap Growth Fund, the Small-Cap Growth Fund the Absolute Return Fund, the Market Neutral Fund and the Alternative Strategies Fund. As of June 30, 2009 the Advisor waived $1,048 from the Alternative Strategies Fund.

Mutual Shareholder Services, LLC, a Delaware Limited Liability Company (“MSS”) provides the Funds with accounting services pursuant to an accounting services agreement.  The services include the day-to-day fund accounting, maintenance of its records, preparation of reports, and assistance in the preparation and filing of the Company's various regulatory filings under federal and state laws.

5. SERVICE AND DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets. However, for the Absolute Return and Market Neutral Funds, the only payments permitted under the Plans for these Funds are to brokers or dealers who provide services to investors in these Funds pursuant to contracts entered into prior to March 2003.

6. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2009, were as follows:

Fund	Purchases	Sales
All-Cap Growth	$1,496,742	$971,754
Small-Cap Growth	6,167,729	3,993,322
Absolute Return	--	--
Market Neutral	--	--
Alternative Strategies	--	--

7. CONTINGENCIES

INDEMNIFICATION ARRANGEMENTS - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the       counterparties to those contracts. The Company has not made any payments related to such arrangements for the six months ended June 30, 2009. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

8.  SHAREHOLDER VOTING RESULTS

On June 5, 2009, the Company held a Special Meeting of Shareholders for the Post-Venture Fund (now known as the Absolute Return Fund) and the Technology Fund (now known as the Market Neutral Fund) for the following purposes:  (i) to approve a new investment advisory agreement for each Fund with Van Wagoner Capital Management, Inc.; (ii) to approve new investment subadvisory agreements for each Fund with several different subadvisers; (iii) to approve, subject to the provision of relief by the SEC, a “managers of managers” structure for the Funds; (iv) to approve a change in the classification of each Fund from “diversified” to “non-diversified”; and (v) to approve the elimination of the fundamental investment policy on industry concentration for each Fund.

Post-Venture Fund

Proposal 1:

To approve a new investment advisory agreement between the Fund and Van Wagoner Capital Management, Inc. (“VWMC”)

For

Against

Abstain

361,578

7,223

8,108

95.93%

1.92%

2.15%

Proposal 2a:

To approve a new investment subadvisory agreement between the Fund and AlphaStream Capital Management, LLC

For

Against

Abstain

360,690

7,888

8,329

95.70%

2.09%

2.21%

Proposal 2b:

To approve a new investment subadvisory agreement between the Fund and Sage Capital Management, LLC

For

Against

Abstain

360,950

7,628

8,329

95.77%

2.02%

2.21%

Proposal 2c:

To approve a new investment subadvisory agreement between the Fund and Ten Asset Management

For

Against

Abstain

360,690

7,628

8,589

95.70%

2.02%

2.28%

Proposal 2d:

To approve a new investment subadvisory agreement between the Fund and TWIN Capital Management, Inc.

For

Against

Abstain

360,868

7,365

8,675

95.74%

1.95%

2.30%

Proposal 2e:

To approve a new investment subadvisory agreement between the Fund and Zacks Investment Management

For

Against

Abstain

360,794

7,439

8,675

95.72%

1.97%

2.30%

Proposal 2f:

To approve a new investment subadvisory agreement between the Fund and Nakoma Capital Management, LLC

For

Against

Abstain

360,313

7,699

8,896

95.60%

2.04%

2.36%

Proposal 2g:

To approve a new investment subadvisory agreement between the Fund and Nicholas Investment Partners, L.P.

For

Against

Abstain

360,647

7,365

8,896

95.69%

1.95%

2.36%

Proposal 2h:

To approve a new investment subadvisory agreement between the Fund and Simran Capital Management, LLC

For

Against

Abstain

360,869

7,450

8,589

95.74%

1.98%

2.28%

Proposal 2i:

To approve a new investment subadvisory agreement between the Fund and Sunnymeath Asset Management, Inc.

For

Against

Abstain

360,534

7,699

8,675

95.66%

2.04%

2.30%

Proposal 2j:

To approve a new investment subadvisory agreement between the Fund and SSI Investment Management, Inc.

For

Against

Abstain

360,608

7,625

8,675

95.68%

2.02%

2.30%

Proposal 3:

To approve, subject to the provision of relief by the Securities and Exchange Commission, a “managers of managers” structure for your Fund that would allow VWCM and the Fund to enter into and materially amend subadvisory agreements for the Fund without obtaining shareholder approval.

For

Against

Abstain

360,794

7,439

8,675

95.72%

1.97%

2.30%

Proposal 4:

To approve a change of the classification of the Fund from diversified to non-diversified.

For

Against

Abstain

360,965

7,046

8,896

98.77%

1.87%

2.36%

Proposal 5:

To approve the elimination of the fundamental investment policy on industry concentration.

For

Against

Abstain

361,059

6,972

8,896

95.79%

1.85%

2.36%

The following report on the voting record for shareholders of the Technology Fund with respect to each proposal was then presented:

Technology Fund

Proposal 1:

To approve a new investment advisory agreement between the Fund and Van Wagoner Capital Management, Inc. (“VWMC”)

For

Against

Abstain

189,131

2,881

9,468

93.87%

1.43%

4.70%

Proposal 2a:

To approve a new investment subadvisory agreement between the Fund and AlphaStream Capital Management, LLC

For

Against

Abstain

188,949

3,062

9,468

93.78%

1.52%

4.70%

Proposal 2b:

To approve a new investment subadvisory agreement between the Fund and Sage Capital Management, LLC

For

Against

Abstain

188,830

3,182

9,468

93.72%

1.68%

4.70%

Proposal 2c:

To approve a new investment subadvisory agreement between the Fund and Ten Asset Management

For

Against

Abstain

188,368

3,644

9,468

93.49%

1.81%

4.70%

Proposal 2d:

To approve a new investment subadvisory agreement between the Fund and TWIN Capital Management, Inc.

For

Against

Abstain

188,403

3,609

9,468

93.31%

1.79%

4.70%

Proposal 2e:

To approve a new investment subadvisory agreement between the Fund and Zacks Investment Management

For

Against

Abstain

188,522

3,489

9,468

93.66%

1.93%

4.70%

Proposal 3:

To approve, subject to the provision of relief by the Securities and Exchange Commission, a “managers of managers” structure for your Fund that would allow VWCM and the Fund to enter into and materially amend subadvisory agreements for the Fund without obtaining shareholder approval.

For

Against

Abstain

188,669

3,343

9,468

93.64%

1.66%

4.70%

Proposal 4:

To approve a change of the classification of the Fund from diversified to non-diversified.

For

Against

Abstain

188,669

3,343

9,468

93.64%

1.66%

4.70%

Proposal 5:

To approve the elimination of the fundamental investment policy on industry concentration.

For

Against

Abstain

188,704

3,308

9,468

93.66%

1.64%

4.70%

9. SUBSEQUENT EVENT

(A)

On February 4th, 2009, the Securities and Exchange Commission approved a distribution plan related to the settled administrative and cease and desist proceeding against a party for violations of Federal Securities law in connection with late trading and deceptive market timing practices in the trading of mutual funds. All of the Funds are expected to receive compensation. The amount of the compensation is unknown at this time but the payouts are estimated to be received within 90 days of the approval date.

(B)

The Securities and Exchange Commission issued an exemptive order under Section 6 (c) of the Investment Company Act of 1940 granting an exemption from Section 15(a) of the Act and Rule 18f-2 under the Act and certain disclosure requirements to the Funds on July 20, 2009.  The Adviser anticipates that the Market Neutral Fund and Absolute Return Fund will each begin operating under a “managers of managers” fund structure prior to the end of the fourth quarter.

(C)

On August 14, 2009, the Board of Directors of the Embarcadero Funds, Inc. approved a new custodian agreement with UMB Bank, N.A.  UMB Bank, N.A. will become the custodian to the Funds effective October 2009.

Embarcadero Funds
Expense Illustration
June 30, 2009 (Unaudited)

Expense Example

As a shareholder of the Embarcadero Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; or exchange fees. A redemption fee of 2.00% on shares redeemed within 90 days of purchase was implemented on January 1, 2009. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line,  together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expenses

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/2009	6/30/2009	1/1/2009 to 6/30/2009	1/1/2009 to 6/30/2009
All-Cap Growth Fund	$1,000.00	$979.00	$55.40	11.29%
Small-Cap Growth Fund	$1,000.00	$994.54	$46.98	9.50%
Absolute Return Fund	$1,000.00	$1,095.59	$60.64	11.67%
Market Neutral Fund	$1,000.00	$1,025.17	$59.75	11.90%
Alternative Strategies Fund	$1,000.00	$1,011.36	$72.61	14.56%

* Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Expenses

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/2009	6/30/2009	1/1/2009 to 6/30/2009	1/1/2009 to 6/30/2009
All-Cap Growth Fund	$1,000.00	$968.81	$55.11	11.29%
Small-Cap Growth Fund	$1,000.00	$977.68	$46.58	9.50%
Absolute Return Fund	$1,000.00	$966.92	$56.91	11.67%
Market Neutral Fund	$1,000.00	$965.78	$58.00	11.90%
Alternative Strategies Fund	$1,000.00	$952.59	$70.49	14.56%

* Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EMBARCADERO FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2009 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 228-2121 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on March 31 and September 30. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-228-2121.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-228-2121.

1-800-228-2121

                 This report is provided for the general information of the shareholders of the Embarcadero Funds. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)                Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting     period     is included as part of the report to shareholders filed under Item 1 of this form.

(b)               Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Embarcadero Funds, Inc.

By /s/Jay Jacobs

* /s/Jay Jacobs

President and Chief Financial Officer

Date: September 4, 2009

*Print the name and title of each signing officer under his or her signature.